Distribution Date:	10/19/26	BMO 2025-5C13 Mortgage Trust
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C13

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Balances	7		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Current Mortgage Loan and Property Stratification	8-12
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	13-14
		Special Servicer	3650 REIT Loan Servicing LLC
Mortgage Loan Detail (Part 2)	15-16		Attention: General Counsel	compliance@3650Capital.com;
Principal Prepayment Detail	17			specialservicing@3650Capital.com
			2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Historical Detail	18
		Certificate Administrator	Computershare Trust Company, N.A.
Delinquency Loan Detail	19
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	22	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Modified Loan Detail	23			trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Historical Bond / Collateral Loss Reconciliation Detail	25	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Interest Shortfall Detail - Collateral Level	26		Attention: Reporting	reporting@belloakadvisors.com
Supplemental Notes	27		1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
		Controlling Class	3650 Real Estate Investment Trust 2 LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09664JAA4	4.292800%	7,400,000.00	6,433,441.58	116,527.76	23,014.57	0.00	0.00	139,542.33	6,316,913.82	30.06%	30.00%
A-2	09664JAB2	4.735500%	60,000,000.00	60,000,000.00	0.00	236,775.00	0.00	0.00	236,775.00	60,000,000.00	30.06%	30.00%
A-3	09664JAC0	5.227000%	318,869,000.00	318,869,000.00	0.00	1,388,940.22	0.00	0.00	1,388,940.22	318,869,000.00	30.06%	30.00%
A-S	09664JAF3	5.575000%	47,594,000.00	47,594,000.00	0.00	221,113.79	0.00	0.00	221,113.79	47,594,000.00	21.42%	21.38%
B	09664JAG1	5.927000%	28,281,000.00	28,281,000.00	0.00	139,684.57	0.00	0.00	139,684.57	28,281,000.00	16.28%	16.25%
C	09664JAH9	5.875100%	22,762,000.00	22,762,000.00	0.00	111,440.86	0.00	0.00	111,440.86	22,762,000.00	12.15%	12.13%
D	09664JAL0	4.500000%	15,423,000.00	15,423,000.00	0.00	57,836.25	0.00	0.00	57,836.25	15,423,000.00	9.35%	9.33%
E-RR	09664JAP1	6.328768%	10,788,000.00	10,788,000.00	0.00	56,895.62	0.00	0.00	56,895.62	10,788,000.00	7.39%	7.38%
F-RR	09664JAR7	6.328768%	8,277,000.00	8,277,000.00	0.00	43,652.68	0.00	0.00	43,652.68	8,277,000.00	5.89%	5.88%
G-RR	09664JAT3	6.328768%	9,657,000.00	9,657,000.00	0.00	50,930.76	0.00	0.00	50,930.76	9,657,000.00	4.13%	4.13%
J-RR*	09664JAV8	6.328768%	22,763,059.00	22,763,059.00	0.00	119,971.25	0.00	0.00	119,971.25	22,763,059.00	0.00%	0.00%
R	09664JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			551,814,059.00	550,847,500.58	116,527.76	2,450,255.57	0.00	0.00	2,566,783.33	550,730,972.82

X-A	09664JAD8	1.193903%	386,269,000.00	385,302,441.58	0.00	383,344.94	0.00	0.00	383,344.94	385,185,913.82
X-B	09664JAE6	0.583590%	98,637,000.00	98,637,000.00	0.00	47,969.67	0.00	0.00	47,969.67	98,637,000.00
X-D	09664JAJ5	1.828768%	15,423,000.00	15,423,000.00	0.00	23,504.24	0.00	0.00	23,504.24	15,423,000.00
Notional SubTotal			500,329,000.00	499,362,441.58	0.00	454,818.85	0.00	0.00	454,818.85	499,245,913.82

Deal Distribution Total					116,527.76	2,905,074.42	0.00	0.00	3,021,602.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09664JAA4	869.38399730	15.74699459	3.11007703	0.00000000	0.00000000	0.00000000	0.00000000	18.85707162	853.63700270
A-2	09664JAB2	1,000.00000000	0.00000000	3.94625000	0.00000000	0.00000000	0.00000000	0.00000000	3.94625000	1,000.00000000
A-3	09664JAC0	1,000.00000000	0.00000000	4.35583334	0.00000000	0.00000000	0.00000000	0.00000000	4.35583334	1,000.00000000
A-S	09664JAF3	1,000.00000000	0.00000000	4.64583330	0.00000000	0.00000000	0.00000000	0.00000000	4.64583330	1,000.00000000
B	09664JAG1	1,000.00000000	0.00000000	4.93916658	0.00000000	0.00000000	0.00000000	0.00000000	4.93916658	1,000.00000000
C	09664JAH9	1,000.00000000	0.00000000	4.89591688	0.00000000	0.00000000	0.00000000	0.00000000	4.89591688	1,000.00000000
D	09664JAL0	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	09664JAP1	1,000.00000000	0.00000000	5.27397293	0.00000000	0.00000000	0.00000000	0.00000000	5.27397293	1,000.00000000
F-RR	09664JAR7	1,000.00000000	0.00000000	5.27397366	0.00000000	0.00000000	0.00000000	0.00000000	5.27397366	1,000.00000000
G-RR	09664JAT3	1,000.00000000	0.00000000	5.27397328	0.00000000	0.00000000	0.00000000	0.00000000	5.27397328	1,000.00000000
J-RR	09664JAV8	1,000.00000000	0.00000000	5.27043619	0.00353731	0.41204480	0.00000000	0.00000000	5.27043619	1,000.00000000
R	09664JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09664JAD8	997.49770647	0.00000000	0.99242999	0.00000000	0.00000000	0.00000000	0.00000000	0.99242999	997.19603131
X-B	09664JAE6	1,000.00000000	0.00000000	0.48632531	0.00000000	0.00000000	0.00000000	0.00000000	0.48632531	1,000.00000000
X-D	09664JAJ5	1,000.00000000	0.00000000	1.52397329	0.00000000	0.00000000	0.00000000	0.00000000	1.52397329	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	23,014.57	0.00	23,014.57	0.00	0.00	0.00	23,014.57	0.00
A-2	09/01/26 - 09/30/26	30	0.00	236,775.00	0.00	236,775.00	0.00	0.00	0.00	236,775.00	0.00
A-3	09/01/26 - 09/30/26	30	0.00	1,388,940.22	0.00	1,388,940.22	0.00	0.00	0.00	1,388,940.22	0.00
X-A	09/01/26 - 09/30/26	30	0.00	383,344.94	0.00	383,344.94	0.00	0.00	0.00	383,344.94	0.00
X-B	09/01/26 - 09/30/26	30	0.00	47,969.67	0.00	47,969.67	0.00	0.00	0.00	47,969.67	0.00
X-D	09/01/26 - 09/30/26	30	0.00	23,504.24	0.00	23,504.24	0.00	0.00	0.00	23,504.24	0.00
A-S	09/01/26 - 09/30/26	30	0.00	221,113.79	0.00	221,113.79	0.00	0.00	0.00	221,113.79	0.00
B	09/01/26 - 09/30/26	30	0.00	139,684.57	0.00	139,684.57	0.00	0.00	0.00	139,684.57	0.00
C	09/01/26 - 09/30/26	30	0.00	111,440.86	0.00	111,440.86	0.00	0.00	0.00	111,440.86	0.00
D	09/01/26 - 09/30/26	30	0.00	57,836.25	0.00	57,836.25	0.00	0.00	0.00	57,836.25	0.00
E-RR	09/01/26 - 09/30/26	30	0.00	56,895.62	0.00	56,895.62	0.00	0.00	0.00	56,895.62	0.00
F-RR	09/01/26 - 09/30/26	30	0.00	43,652.68	0.00	43,652.68	0.00	0.00	0.00	43,652.68	0.00
G-RR	09/01/26 - 09/30/26	30	0.00	50,930.76	0.00	50,930.76	0.00	0.00	0.00	50,930.76	0.00
J-RR	09/01/26 - 09/30/26	30	9,250.10	120,051.76	0.00	120,051.76	80.52	0.00	0.00	119,971.25	9,379.40
Totals			9,250.10	2,905,154.93	0.00	2,905,154.93	80.52	0.00	0.00	2,905,074.42	9,379.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,021,602.18
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,915,591.48	Master Servicing Fee	1,159.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,840.40
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	229.52
ARD Interest	0.00	Operating Advisor Fee	996.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,915,591.48	Total Fees	10,436.55

Principal		Expenses/Reimbursements
Scheduled Principal	116,527.76	Reimbursement for Interest on Advances	80.52
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	116,527.76	Total Expenses/Reimbursements	80.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,905,074.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	116,527.76
Initial Interest Deposit Amount	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,021,602.18
Total Funds Collected	3,032,119.24	Total Funds Distributed	3,032,119.25

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	550,847,501.35	550,847,501.35	Beginning Certificate Balance	550,847,500.58
(-) Scheduled Principal Collections	116,527.76	116,527.76	(-) Principal Distributions	116,527.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	550,730,973.59	550,730,973.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	550,847,501.35	550,847,501.35	Ending Certificate Balance	550,730,972.82
Ending Actual Collateral Balance	550,730,973.59	550,730,973.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	4,999,999 or less	9	23,670,000.00	4.30%	54	5.8617	1.841166	1.49 or less	21	348,385,000.00	63.26%	49	6.4103	1.197080
5,000,000 to 9,999,999		4	30,450,000.00	5.53%	49	6.4086	1.423169	1.50 to 1.99	7	47,994,728.85	8.71%	52	6.2335	1.640497
10,000,000 to 19,999,999		14	190,711,803.85	34.63%	49	6.4510	1.537489	2.00 to 2.99	5	111,681,244.74	20.28%	49	6.3281	2.629030
20,000,000 to 39,999,999		4	108,500,000.00	19.70%	50	6.8931	1.391751	3.00 or greater	2	42,670,000.00	7.75%	50	6.0657	4.441854
	40,000,000 or greater	4	197,399,169.74	35.84%	48	6.0077	2.268444	Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505
	Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	68,500,000.00	12.44%	50	6.7597	1.726861
							Industrial	1	12,000,000.00	2.18%	50	6.5630	1.310000
Colorado	1	3,850,000.00	0.70%	48	6.3800	2.670000
							Lodging	2	67,500,000.00	12.26%	50	6.4765	2.956667
Connecticut	1	16,407,075.00	2.98%	49	6.4450	2.180000
							Mixed Use	1	10,600,000.00	1.92%	49	6.8000	1.330000
Delaware	2	20,000,000.00	3.63%	55	5.6590	2.156500
							Multi-Family	10	194,505,000.00	35.32%	48	6.1396	1.264747
Idaho	1	53,424,169.74	9.70%	49	5.9500	2.750000
							Office	6	95,381,803.85	17.32%	51	6.3224	1.397814
Illinois	1	13,374,728.85	2.43%	49	6.6000	1.520000
							Retail	5	148,424,169.74	26.95%	49	6.5396	2.208107
Michigan	1	27,500,000.00	4.99%	51	7.0550	0.770000
							Self Storage	11	22,320,000.00	4.05%	49	6.3676	1.902863
Nevada	2	68,000,000.00	12.35%	50	6.3387	3.167059
							Totals	36	550,730,973.59	100.00%	49	6.3515	1.777505
New York	8	182,885,000.00	33.21%	48	6.1131	1.221298

North Carolina	7	9,250,000.00	1.68%	49	6.6900	1.470000

Ohio	1	12,000,000.00	2.18%	50	6.5630	1.310000

Pennsylvania	1	3,050,000.00	0.55%	49	5.9100	0.920000

South Carolina	1	2,670,000.00	0.48%	48	5.8700	4.170000

Tennessee	1	12,120,000.00	2.20%	48	6.6000	1.630000

Texas	3	25,200,000.00	4.58%	50	6.3343	1.327143

Virginia	1	29,000,000.00	5.27%	45	7.1150	1.490000

Wisconsin	1	3,500,000.00	0.64%	49	6.2800	1.330000

Totals	36	550,730,973.59	100.00%	49	6.3515	1.777505

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999% or less	4	7,000,000.00	1.27%	67	4.8400	1.890000	12 months or less	26	449,755,973.59	81.67%	50	6.3273	1.885833
	5.00000% to 5.99999%	5	131,894,169.74	23.95%	49	5.8892	1.910481	13 months to 24 months	5	93,975,000.00	17.06%	45	6.5803	1.250678
	6.00000% to 6.49999%	12	198,392,075.00	36.02%	49	6.1787	2.092695	25 months or greater	4	7,000,000.00	1.27%	67	4.8400	1.890000
	6.50000% to 6.99999%	10	131,944,728.85	23.96%	49	6.6842	1.238448	Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505
	7.00000% or greater	4	81,500,000.00	14.80%	49	7.1116	1.658098
	Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	76 months or less	35	550,730,973.59	100.00%	49	6.3515	1.777505	Interest Only	31	442,525,000.00	80.35%	49	6.3428	1.593500
	77 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	4	108,205,973.59	19.65%	49	6.3873	2.530022
	Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	102,700,000.00	18.65%	49	6.3190	2.621577			No outstanding loans in this group
	12 months or less	28	448,030,973.59	81.35%	49	6.3590	1.584022
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	550,730,973.59	100.00%	49	6.3515	1.777505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30512846	MF	New Rochelle	NY	Actual/360	5.825%	262,125.00	0.00	0.00	N/A	12/06/30	--	54,000,000.00	54,000,000.00	10/05/26
2A-1	30512786	RT	Boise	ID	Actual/360	5.950%	265,176.71	56,846.74	0.00	N/A	11/01/30	--	53,481,016.48	53,424,169.74	10/01/26
3	30323685	MF	Brooklyn	NY	Actual/360	6.210%	258,620.63	0.00	0.00	N/A	07/06/30	--	49,975,000.00	49,975,000.00	10/06/26
4	30512917	OF	Beverly Hills	CA	Actual/360	6.670%	155,633.33	0.00	0.00	N/A	12/05/30	--	28,000,000.00	28,000,000.00	10/05/26
5	30512918	OF	Beverly Hills	CA	Actual/360	6.260%	80,858.33	0.00	0.00	N/A	12/05/30	--	15,500,000.00	15,500,000.00	10/05/26
6A-6	30323686	LO	Las Vegas	NV	Actual/360	6.079%	202,626.97	0.00	0.00	N/A	12/09/30	--	40,000,000.00	40,000,000.00	10/09/26
7A-1-3-A	30530375	RT	Springfield	VA	Actual/360	7.115%	103,167.50	0.00	0.00	N/A	07/06/30	--	17,400,000.00	17,400,000.00	10/06/26
7A-2-3	30512318				Actual/360	7.115%	68,778.33	0.00	0.00	N/A	07/06/30	--	11,600,000.00	11,600,000.00	10/06/26
8	30323687	RT	Henderson	NV	Actual/360	6.710%	156,566.67	0.00	0.00	N/A	12/06/30	--	28,000,000.00	28,000,000.00	10/06/26
9	30323688	LO	Ypsilanti	MI	Actual/360	7.055%	161,677.08	0.00	0.00	N/A	01/06/31	--	27,500,000.00	27,500,000.00	10/06/26
10	30512925	RT	El Centro	CA	Actual/360	7.170%	149,375.00	0.00	0.00	N/A	12/05/30	--	25,000,000.00	25,000,000.00	10/05/26
11	30512805	MF	New York	NY	Actual/360	5.900%	92,187.50	0.00	0.00	N/A	11/06/30	--	18,750,000.00	18,750,000.00	10/06/26
12	30512802	OF	Wilton	CT	Actual/360	6.445%	88,372.59	47,092.33	0.00	N/A	11/06/30	--	16,454,167.33	16,407,075.00	10/06/26
13	30512866	OF	New York	NY	Actual/360	6.050%	76,129.17	0.00	0.00	N/A	12/06/30	--	15,100,000.00	15,100,000.00	10/06/26
14A-1-B	30512484	MF	New York	NY	Actual/360	6.780%	56,500.00	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	10/06/26
14A-1-C	30512485				Actual/360	6.780%	28,250.00	0.00	0.00	N/A	08/06/30	--	5,000,000.00	5,000,000.00	10/06/26
15	30323689	MF	Huntsville	TX	Actual/360	6.250%	72,916.67	0.00	0.00	N/A	12/06/30	--	14,000,000.00	14,000,000.00	10/06/26
16	30512717	OF	Oak Brook	IL	Actual/360	6.600%	73,630.25	12,588.69	0.00	N/A	11/06/30	--	13,387,317.54	13,374,728.85	10/06/26
17	30512777	RT	Bear	DE	Actual/360	6.100%	66,083.33	0.00	0.00	N/A	11/06/30	--	13,000,000.00	13,000,000.00	10/06/26
18	30512735	MF	Memphis	TN	Actual/360	6.600%	66,660.00	0.00	0.00	N/A	10/05/30	--	12,120,000.00	12,120,000.00	10/05/26
19	30512794	IN	Warrensville Heights	OH	Actual/360	6.563%	65,630.00	0.00	0.00	N/A	12/01/30	--	12,000,000.00	12,000,000.00	10/01/26
20	30512869	MF	New York	NY	Actual/360	6.030%	54,571.50	0.00	0.00	N/A	12/06/30	--	10,860,000.00	10,860,000.00	10/06/26
21	30323690	MU	Bayside	NY	Actual/360	6.800%	60,066.67	0.00	0.00	N/A	11/06/30	--	10,600,000.00	10,600,000.00	09/06/26
22	30323691	SS	Various	NC	Actual/360	6.690%	51,568.75	0.00	0.00	N/A	11/06/30	--	9,250,000.00	9,250,000.00	10/06/26
23	30512868	MF	New York	NY	Actual/360	6.030%	43,215.00	0.00	0.00	N/A	12/06/30	--	8,600,000.00	8,600,000.00	10/06/26
24	30323692	MF	Huntsville	TX	Actual/360	6.250%	39,583.33	0.00	0.00	N/A	12/06/30	--	7,600,000.00	7,600,000.00	10/06/26
25A-4-3	30511970	OF	Wilmington	DE	Actual/360	4.840%	8,066.67	0.00	0.00	N/A	05/05/32	--	2,000,000.00	2,000,000.00	10/05/26
25A-4-4	30511971				Actual/360	4.840%	4,033.33	0.00	0.00	N/A	05/05/32	--	1,000,000.00	1,000,000.00	10/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25A-4-5	30511972				Actual/360	4.840%	6,050.00	0.00	0.00	N/A	05/05/32	--	1,500,000.00	1,500,000.00	10/05/26
25A-4-6	30511973				Actual/360	4.840%	10,083.33	0.00	0.00	N/A	05/05/32	--	2,500,000.00	2,500,000.00	10/05/26
26	30512672	SS	Monument	CO	Actual/360	6.380%	20,469.17	0.00	0.00	N/A	10/06/30	--	3,850,000.00	3,850,000.00	10/06/26
27	30323693	MF	Balcones Heights	TX	Actual/360	6.840%	20,520.00	0.00	0.00	N/A	11/06/30	--	3,600,000.00	3,600,000.00	09/06/26
28	30512763	SS	Hudson	WI	Actual/360	6.280%	18,316.67	0.00	0.00	N/A	11/06/30	--	3,500,000.00	3,500,000.00	10/06/26
29	30512762	SS	Kennett Square	PA	Actual/360	5.910%	15,021.25	0.00	0.00	N/A	11/06/30	--	3,050,000.00	3,050,000.00	10/06/26
30	30512675	SS	Charleston	SC	Actual/360	5.870%	13,060.75	0.00	0.00	N/A	10/06/30	--	2,670,000.00	2,670,000.00	10/06/26
Totals							2,915,591.48	116,527.76	0.00				550,847,501.35	550,730,973.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	997,128.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	16,593,178.88	16,179,302.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	3,464,039.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	391,852.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1-3-A	20,578,582.24	19,882,819.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2-3	20,578,582.24	19,882,819.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,597,115.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,467,886.29	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,291,851.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,418,635.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	3,912,980.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,179,792.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-1-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-1-C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,736,095.14	1,826,976.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,973,315.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,253,304.18	1,367,616.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,193,193.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	944,578.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	60,044.59	60,044.59	0.00	0.00
22	0.00	938,161.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	736,732.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-4-3	8,069,780.38	8,086,887.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-4-4	8,069,780.38	8,086,887.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25A-4-5	8,069,780.38	8,086,887.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-4-6	8,069,780.38	8,086,887.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	668,691.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	116,076.96	07/01/25	06/30/26	--	0.00	0.00	20,512.50	20,512.50	0.00	0.00
28	0.00	303,478.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	42,817.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	662,462.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	96,366,151.69	113,440,587.49				0.00	0.00	80,557.09	80,557.09	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351531%	6.328796%	49
09/17/26	1	3,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351503%	6.328768%	50
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	54,000,000.00	0	0.00	0	0.00	6.351481%	6.328745%	51
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	29,000,000.00	0	0.00	0	0.00	6.351458%	6.328722%	52
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351430%	6.328695%	53
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351408%	6.328672%	54
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351381%	6.328645%	55
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351359%	6.328623%	56
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351322%	6.328587%	57
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.351300%	6.328565%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
21	30323690	09/06/26	0	B	60,044.59	60,044.59	0.00		10,600,000.00
27	30323693	09/06/26	0	B	20,512.50	20,512.50	0.00		3,600,000.00
Totals					80,557.09	80,557.09	0.00		14,200,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		112,615,000	112,615,000		0	0
49 - 60 Months		431,115,974	431,115,974		0	0
> 60 Months		7,000,000	7,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	550,730,974	550,730,974	0	0	0	0
Sep-26	550,847,501	547,247,501	3,600,000	0	0	0
Aug-26	550,949,244	550,949,244	0	0	0	0
Jul-26	551,050,444	551,050,444	0	0	0	0
Jun-26	551,165,323	551,165,323	0	0	0	0
May-26	551,265,371	551,265,371	0	0	0	0
Apr-26	551,379,142	551,379,142	0	0	0	0
Mar-26	551,478,050	551,478,050	0	0	0	0
Feb-26	551,619,321	551,619,321	0	0	0	0
Jan-26	551,716,951	551,716,951	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A-1	30512846	0.00	5.82500%	0.00	5.82500%	8	07/02/26	07/02/26	07/14/26
7A-1-3-A	30530375	0.00	7.11500%	0.00	7.11500%	8	06/16/26	06/16/26	06/29/26
7A-2-3	30512318	0.00	7.11500%	0.00	7.11500%	8	06/16/26	06/16/26	06/29/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	80.52	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	80.52	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			80.52

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Supplemental Notes
None

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